                              VINTAGE(SM) ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage(SM) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I QS Variable Conservative Growth
     QS Variable Growth
     QS Variable Moderate Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     Met/Wellington Large Cap Research Portfolio -- Class E

     MFS(R) Research International Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     Met/Wellington Core Equity Opportunities Portfolio -- Class A MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management Strategic Bond Opportunities Portfolio --

     Class A

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE:........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE:........................................................   6%(2)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:........ $30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                6%
          3 years               4 years                3%
          4 years               5 years                2%
          5 years               6 years                1%
         6 years+                                      0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after six years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                6%
          3 years               4 years                3%
          4 years               5 years                2%
          5 years               6 years                1%
         6 years+                                      0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


                                               STANDARD                                                ENHANCED
                                                DEATH                                                   DEATH
                                               BENEFIT                                                 BENEFIT
                                           ---------------                                         ---------------
 Mortality and Expense Risk Charge           1.02%(1)        Mortality and Expense Risk Charge       1.30%(1)
 Administrative Expense Charge             0.15%             Administrative Expense Charge         0.15%
 Total Annual Separate Account Charges     1.17%             Total Separate Account Charges        1.45%

(1)   We will waive the following amount of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio --

   Class B; 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio -- Class E; 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.51%       1.01%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund............ 0.52%        0.25%            0.03%
 American Funds Growth Fund................... 0.33%        0.25%            0.02%
 American Funds Growth-Income Fund............ 0.27%        0.25%            0.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I........................ 0.75%          --             0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I........................ 0.75%          --             0.08%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++...................... 0.75%          --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I........................ 0.65%          --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I........................ 0.75%          --             0.07%
 QS Variable Conservative Growth..............   --           --             0.14%
 QS Variable Growth...........................   --           --             0.12%
 QS Variable Moderate Growth..................   --           --             0.27%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........ 0.45%          --             0.16%
MET INVESTORS SERIES TRUST
 Met/Wellington Large Cap Research
  Portfolio -- Class E........................ 0.56%        0.15%            0.03%
 MFS(R) Research International Portfolio --
  Class B..................................... 0.69%        0.25%            0.07%
 T. Rowe Price Large Cap Value Portfolio --
  Class E..................................... 0.57%        0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E..................................... 0.32%        0.15%            0.04%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund............   --             0.80%       --              0.80%
 American Funds Growth Fund...................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund............   --             0.54%       --              0.54%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I........................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I........................   --             0.83%     0.00%             0.83%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++......................   --             0.84%     0.04%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I........................   --             0.71%     0.00%             0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I........................   --             0.82%     0.00%             0.82%
 QS Variable Conservative Growth.............. 0.69%            0.83%     0.00%             0.83%
 QS Variable Growth........................... 0.78%            0.90%     0.00%             0.90%
 QS Variable Moderate Growth.................. 0.74%            1.01%     0.07%             0.94%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........   --             0.61%     0.07%             0.54%
MET INVESTORS SERIES TRUST
 Met/Wellington Large Cap Research
  Portfolio -- Class E........................   --             0.74%     0.04%             0.70%
 MFS(R) Research International Portfolio --
  Class B.....................................   --             1.01%     0.06%             0.95%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.....................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E.....................................   --             0.51%     0.00%             0.51%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................    0.34%     0.15%            0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%            0.03%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --             0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.05%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --             0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.59%       --           0.04%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................      --          0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................      --          0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.84%     0.02%             0.82%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................      --          0.72%     0.12%             0.60%
 MetLife Stock Index Portfolio -- Class B........      --          0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........      --          0.80%       --              0.80%
 Neuberger Berman Genesis Portfolio --
  Class A........................................      --          0.84%     0.01%             0.83%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................      --          0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............      --          0.63%     0.04%             0.59%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ------------------------------------ --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.   Capital Research and Management
                                                                             Company
American Funds Growth Fund              Seeks growth of capital.             Capital Research and Management
                                                                             Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I          dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
QS Variable Conservative Growth         Seeks a balance of growth of capital    Legg Mason Partners Fund Advisor,
                                        and income.                             LLC
                                                                                Subadviser: QS Investors, LLC
QS Variable Growth                      Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
                                                                                LLC
                                                                                Subadviser: QS Investors, LLC
QS Variable Moderate Growth             Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
                                                                                LLC
                                                                                Subadviser: QS Investors, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain an average          Management Company; Western
                                        duration within 30% of the average      Asset Management Company
                                        duration of the domestic bond market    Limited; Western Asset Management
                                        as a whole.                             Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
MET INVESTORS SERIES TRUST
Met/Wellington Large Cap Research       Seeks long-term capital appreciation.   MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: Wellington Management
                                                                                Company LLP
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class E                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     MetLife Advisers, LLC
 Portfolio -- Class E                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Met/Wellington Core Equity                 Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A                                   capital.                                 Management Company

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT

AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to name changes or mergers. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                 FORMER NAME                                        NEW NAME
--------------------------------------------- ---------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 QS Legg Mason Variable Conservative Growth   QS Variable Conservative Growth
 QS Legg Mason Variable Moderate Growth       QS Variable Moderate Growth
 QS Legg Mason Variable Growth                QS Variable Growth
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 WMC Large Cap Research Portfolio             Met/Wellington Large Cap Research Portfolio
METROPOLITAN SERIES FUND                      METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio             BlackRock Ultra-Short Term Bond Portflio
 WMC Core Equity Opportunities Portfolio      Met/Wellington Core Equity Opportunities Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying
Funds:


      FORMER UNDERLYING FUND/TRUST                   NEW UNDERLYING FUND/TRUST
--------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST              METROPOLITAN SERIES FUND
 Lord Abbett Bond Debenture Portfolio   Western Asset Management Strategic Bond
                                        Opportunities Portfolio
 Pioneer Strategic Income Portfolio     Western Asset Management Strategic Bond
                                        Opportunities Portfolio
 Pioneer Fund Portfolio                 Met/Wellington Core Equity Opportunities Portfolio


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